2. Formal Written Agreement (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Loan and other assets amount requiring improvement
Loan and other assets amount requiring improvement	$ 500,000
Past due days	90 days